BUSINESS COMBINATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 4: BUSINESS COMBINATIONS

Bailey 44

On February 12, 2020, the Company acquired 100% of the membership interests of Bailey. The purchase price consideration included (i) an aggregate of 20,754,717 shares of Series B Preferred Stock of the Company (the “Parent Stock”) and (ii) a promissory note in the principal amount of $4,500,000.

Of the shares of Parent Stock issued in connection with the Merger, 16,603,773 shares were delivered on the effective date of the Merger (the “Initial Shares”) and four million one hundred fifty thousand nine hundred forty four (4,150,944) shares were held back solely, and only to the extent necessary, to satisfy any indemnification obligations of Bailey or the Holders pursuant to the terms of the Merger Agreement (the “Holdback Shares”).

DBG agreed that if at that date which is one year from the closing date of the IPO, the product of the number of shares of Parent Stock issued under the Merger multiplied by the sum of the closing price per share of the common stock of the Company on such date, plus Sold Parent Stock Gross Proceeds (as that term is defined in the Merger Agreement), does not exceed the sum of $11,000,000 less the value of any Holdback Shares cancelled further to the indemnification provisions of the Merger Agreement, then the Company shall issue to the Holders pro rata an additional aggregate number of shares of common stock of the Company equal to the valuation shortfall at a per share price equal to the then closing price per share of the common stock of the Company.

Series B preferred stock	$11,000,000
Promissory note payable	4,500,000
Purchase price consideration	$15,500,000

Purchase Price
Allocation
Cash and cash equivalents	$106,913
Accounts receivable, net	37,479
Due (to) from factor, net	(312,063)
Inventory	3,303,660
Prepaid expenses	165,856
Deposits	187,493
Property, equipment and software, net	1,215,748
Goodwill	6,479,218
Intangible assets	8,600,000
Accounts payable	(3,397,547)
Accrued expenses and other liabilities	(886,757)
Purchase price consideration	$15,500,000

As of September 30, 2021, the Company has a contingent consideration liability of $7,056,479 based on the valuation shortfall as noted above. See Note 3.

Harper & Jones

On May 18, 2021, the Company closed its acquisition of H&J pursuant to its previously disclosed Membership Interest Stock Purchase Agreement (as amended, the “Purchase Agreement”) with D. Jones Tailored Collection, Ltd. (the “Seller”), to purchase 100% of the issued and outstanding equity of Harper & Jones LLC. The purchase price consideration included (i) an aggregate of 2,192,771 shares of the Company’s common stock and (ii) $500,000 financed from the proceeds of the IPO.

Pursuant to the H&J Purchase Agreement, the Seller, as the holder of all of the outstanding membership interests of H&J, exchanged all of such membership interests for a number of common stock of the Company equal to the lesser of (i) $9.1 million at a per share price equal to the initial public offering price of the Company’s shares offered pursuant to its initial public offering or (ii) the number of Subject Acquisition Shares; “Subject Acquisition Shares” means the percentage of the aggregate number of shares of the Company’s common stock issued pursuant to the Agreement, which is the percentage that Subject Seller Dollar Value is in relation to Total Dollar Value. “Subject Seller Dollar Value” means $9.1 million. If, at the one year anniversary of the closing date of the Company’s IPO, the product of the number of shares of the Company’s common stock issued at the closing of the acquisition multiplied by the average closing price per share of the shares of the Company’s common stock as quoted on the NasdaqCM for the thirty (30) day trading period immediately preceding such date does not exceed the sum of $9.1 million less the value of any shares of the Company’s common stock cancelled further to any indemnification claims made against the Seller then the Company shall issue to Seller an additional aggregate number of shares of the Company’s common stock equal to the valuation shortfall at a per share price equal to the then closing price per share of the Company’s common stock as quoted on the NasdaqCM.

The Company evaluated the acquisition of H&J pursuant to ASC 805 and ASU 2017-01, Topic 805, Business Combinations. The acquisition method of accounting requires, among other things, that the assets acquired and liabilities assumed in a business combination be measured at their estimated respective fair values as of the closing date of the acquisition. Goodwill recognized in connection with this transaction represents primarily the potential economic benefits that the Company believes may arise from the acquisition.

Total fair value of the purchase price consideration was determined as follows:

Cash	$500,000
Common stock	8,025,542
Contingent consideration	3,421,516
Purchase price consideration	$11,947,058

The Company has made an allocation of the purchase price in regard to the acquisition related to the assets acquired and the liabilities assumed as of the purchase date. The following table summarizes the purchase price allocation:

Purchase Price
Allocation
Cash and cash equivalents	$24,335
Accounts receivable, net	49,472
Inventory	77,159
Prepaid expenses	69,715
Deposits	4,415
Property, equipment and software, net	83,986
Goodwill	9,681,548
Intangible assets	3,936,030
Accounts payable	(51,927)
Accrued expenses and other liabilities	(107,957)
Deferred revenue	(269,848)
Due to related parties	(1,361)
Loan payable	(148,900)
Note payable - related party	(299,489)
Deferred tax liability	(1,100,120)
Purchase price consideration	$11,947,058

The customer relationships and will be amortized on a straight-line basis over their estimated useful lives of three years. The brand name is indefinite-lived. The Company used the relief of royalty approach to estimate the fair value of intangible assets acquired.

Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition and other intangible assets that do not qualify for separate recognition. The goodwill is not deductible for tax purposes.

The Company recorded an initial contingent consideration liability at a fair value of $3,421,516 based on the valuation shortfall noted above. As of September 30, 2021, the H&J contingent consideration was valued at $3,471,431. See Note 3.

The results of H&J have been included in the consolidated financial statements since the date of acquisition. H&J’s net revenue and net loss included in the consolidated financial statements since the acquisition date were approximately $1,050,000 and $53,000, respectively.

Stateside

On August 30, 2021, the Company entered into a Membership Interest Purchase Agreement (the “MIPA”) with Moise Emquies pursuant to which the Company acquired all of the issued and outstanding membership interests of MOSBEST, LLC, a California limited liability company (“Stateside” and such transaction, the “Stateside Acquisition”). Pursuant to the MIPA, Moise Emquies, as the holder of all of the outstanding membership interests of Stateside, exchanged all of such membership interests for $5.0 million in cash and 1,101,538 shares of the Company’s common stock (the “Shares”), which number of Shares was calculated in accordance with the terms of the MIPA. Of such amount, $375,000 in cash and a number of Shares equal to $375,000, or 82,615 shares (calculated in accordance with the terms of the MIPA), is held in escrow to secure any working capital adjustments and indemnification claims. The MIPA contains customary representations, warranties and covenants by Moise Emquies.

The Company evaluated the acquisition of Stateside pursuant to ASC 805 and ASU 2017-01, Topic 805, Business Combinations. The acquisition method of accounting requires, among other things, that the assets acquired and liabilities assumed in a business combination be measured at their estimated respective fair values as of the closing date of the acquisition. Goodwill recognized in connection with this transaction represents primarily the potential economic benefits that the Company believes may arise from the acquisition.

Total fair value of the purchase price consideration was determined as follows:

Cash	$5,000,000
Common stock	3,403,196
Purchase price consideration	$8,403,196

The Company has made an allocation of the purchase price in regard to the acquisition related to the assets acquired and the liabilities assumed as of the purchase date. The following table summarizes the purchase price allocation:

Purchase Price
Allocation
Cash and cash equivalents	$32,700
Accounts receivable, net	154,678
Due from factor, net	371,247
Inventory	603,626
Prepaid expenses	105,442
Deposits	9,595
Goodwill	1,610,265
Intangible assets	5,939,140
Accounts payable	(374,443)
Accrued expenses and other liabilities	(49,053)
Purchase price consideration	$8,403,196

The customer relationships and will be amortized on a straight-line basis over their estimated useful lives of three years. The brand name is indefinite-lived. The Company used the relief of royalty and income approach to estimate the fair value of intangible assets acquired.

Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition and other intangible assets that do not qualify for separate recognition. The goodwill is not deductible for tax purposes.

The results of Stateside have been included in the consolidated financial statements since the date of acquisition. Stateside’s net revenue and net income included in the consolidated financial statements since the acquisition date were approximately $530,000 and $69,000, respectively.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the Company’s financial results as if the Bailey, H&J and Stateside acquisitions had occurred as of January 1, 2020. The unaudited pro forma financial information is not necessarily indicative of what the financial results actually would have been had the acquisitions been completed on this date. In addition, the unaudited pro forma financial information is not indicative of, nor does it purport to project, the Company’s future financial results. The following unaudited pro forma financial information includes incremental property and equipment depreciation and intangible asset amortization as a result of the acquisitions. The pro forma information does not give effect to any estimated and potential cost savings or other operating efficiencies that could result from the acquisition:

	Nine Months Ended
	September 30,
	2021	2020
Net revenues	$7,956,477	$11,287,932
Net loss	$(22,853,732)	$(10,080,468)
Net loss per common share	$(3.81)	$(15.18)

NOTE 4: BUSINESS COMBINATIONS

On February 12, 2020, Digital Brands Group, Inc. (“Denim”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and between Bailey 44, LLC, a Delaware limited liability company (“Bailey”), Norwest Venture Partners XI, LP, a Delaware limited partnership (“NVP XI”), and Norwest Venture Partners XII, LP, a Delaware limited partnership (“NVP XII”, each of NVP XI and NVP XII known herein as a “Holder” and together the “Holders”), on the one hand, and the issuer, and Denim.LA Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of the issuer (“Merger Sub”), on the other hand to effect the merger of Merger Sub with and into Bailey (the “Merger”). Upon the consummation of the Merger (the “Effective Time”), which occurred on the date of the Merger Agreement, Merger Sub ceased to exist and Bailey was the entity surviving the Merger.

Prior to the Merger, Bailey had (a) membership interests consisting of Preferred Units, Common Units and Performance Units (collectively, the “Membership Units”) outstanding and (b) entered into certain Phantom Performance Unit Agreements (the “Phantom Performance Units”). All Preferred Units were held by the Holders. As a result of the Merger, (A) each Preferred Unit issued and outstanding immediately prior to the Effective Time of the Merger was converted (and when so converted, was automatically cancelled and retired and ceased to exist) in exchange for the right to receive a portion of (i) an aggregate of 20,754,717 newly issued shares of Series B Preferred Stock, par value $0.0001 per share, of Denim (the “Parent Stock”) and (ii) a promissory note in the principal amount of $4,500,000, (B) all other Membership Units other than the Preferred Units as well as all Phantom Performance Units were cancelled and no consideration was delivered in exchange therefor, and (C) Bailey became the wholly-owned subsidiary of Denim. The Articles of Incorporation were amended to authorize the newly issued shares of Series B Preferred Stock, par value $0.0001 per share, of Denim (the “Parent Stock”).

Of the shares of Parent Stock issued in connection with the Merger, 16,603,773 shares were delivered on the effective date of the Merger (the “Initial Shares”) and four million one hundred fifty thousand nine hundred forty four (4,150,944) shares were held back solely, and only to the extent necessary, to satisfy any indemnification obligations of Bailey or the Holders pursuant to the terms of the Merger Agreement (the “Holdback Shares”).

Denim agreed that if at that date which is one year from the closing date of Denim’s initial public offering, the product of the number of shares of Parent Stock issued under the Merger Agreement multiplied by the sum of the closing price per share of the common stock of Denim on such date as quoted on Nasdaq, the New York Stock Exchange or other stock exchange or interdealer quotation system, as the case may be, plus Sold Parent Stock Gross Proceeds (as that term is defined in the Merger Agreement) does not exceed the sum of $11,000,000 less the value of any Holdback Shares cancelled further to the indemnification provisions of the Merger Agreement, then Denim shall issue to the Holders pro rata an additional aggregate number of shares of common stock of Denim equal to the valuation shortfall at a per share price equal to the then closing price per share of the common stock of Denim as quoted on the Nasdaq, the New York Stock Exchange or other stock exchange or interdealer quotation system, as the case may be. Concurrently, Denim will cause an equivalent number of shares of common stock or common stock equivalents held by affiliated stockholders of Denim prior to the date of the Merger Agreement to be cancelled pro rata in proportion to the number of shares of common stock of Denim held by each of them.

In addition, Denim agreed that at all times from the date of the Merger Agreement until the date immediately preceding the effective date of Denim’s initial public offering, in no event will the number of shares of Parent Stock issued pursuant to the Merger Agreement represent less than 9.1% of the outstanding capital stock of Denim on a fully-diluted basis. Denim agreed that in the event that, at any time prior to the date immediately preceding the effective date of Denim’s initial public offering, the shares of Parent Stock issued pursuant to the Merger Agreement represent less than 9.1% of the outstanding capital stock of Denim on a fully-diluted basis, Denim shall promptly issue new certificates evidencing additional shares of Parent Stock to the Holders such that the total number of shares of Parent Stock issued pursuant to Denim’s Merger Agreement is not less than 9.1% of Denim’s the outstanding capital stock on a fully-diluted basis as of such date.

The Company evaluated the acquisitions of Bailey pursuant to ASC 805 and ASU 2017-01, Topic 805, Business Combinations. The acquisition method of accounting requires, among other things, that the assets acquired and liabilities assumed in a business combination be measured at their estimated respective fair values as of the closing date of the acquisition. Goodwill recognized in connection with this transaction represents primarily the potential economic benefits that the Company believes may arise from the acquisition.

Total fair value of the purchase price consideration was determined as follows:

Series B preferred stock	$11,000,000
Promissory note payable	4,500,000
Purchase price consideration	$15,500,000

The Company has made a allocation of the purchase price in regard to the acquisition related to the assets acquired and the liabilities assumed as of the purchase date. The following table summarizes the purchase price allocation:

Purchase Price
Allocation
Cash and cash equivalents	$106,913
Accounts receivable	37,479
Due from/(to) factor	(312,063)
Inventory	3,303,660
Prepaid expenses	165,856
Deposits	187,493
Property, equipment and software	1,215,748
Goodwill	6,479,218
Intangible assets (Note 6)	8,600,000
Accounts payable	(3,397,547)
Accrued expenses and other liabilities	(886,757)
Purchase price consideration	$15,500,000

Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition and other intangible assets that do not qualify for separate recognition. The goodwill is not deductible for tax purposes.

The results of Bailey have been included in the consolidated financial statements since the date of acquisition. Bailey’s net revenue and net loss included in the consolidated financial statements since the acquisition date were approximately $3,975,000 and $4,500,000, respectively.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the Company’s financial results as if the Bailey acquisition had occurred as of January 1, 2019. The unaudited pro forma financial information is not necessarily indicative of what the financial results actually would have been had the acquisitions been completed on this date. In addition, the unaudited pro forma financial information is not indicative of, nor does it purport to project, the Company’s future financial results. The following unaudited pro forma financial information includes incremental property and equipment depreciation and intangible asset amortization as a result of the acquisitions. The pro forma information does not give effect to any estimated and potential cost savings or other operating efficiencies that could result from the acquisition:

	Year Ended December 31,
	2020	2019
Net revenues	$7,259,260	$30,133,934
Net loss	$(12,786,695)	$(11,868,423)
Net loss per common share	$(19.25)	$(17.87)

Proposed Business Combination

On October 14, 2020, Digital Brands Group, Inc. a Delaware corporation (the “Company”), entered into a Membership Interest Purchase Agreement (the “Agreement”) with D. Jones Tailored Collection, Ltd., a Texas limited partnership (“Seller”), to acquire all of the outstanding membership interests of Harper & Jones LLC (“H&J”) concurrent with the closing of an initial public offering by the Company (the “Transaction”). Pursuant to the Agreement, Seller, as the holder of all of the outstanding membership interests of H&J, will exchange all of such membership interests for a number of common stock of the Company equal to the lesser of (i) $9.1 million at a per share price equal to the initial public offering price of the Company’s shares offered pursuant to its initial public offering or (ii) the number of Subject Acquisition Shares; “Subject Acquisition Shares” means the percentage of the aggregate number of shares of the Company’s common stock issued pursuant to the Agreement, which is the percentage that Subject Seller Dollar Value is in relation to Total Dollar Value. “Subject Seller Dollar Value” means $9.1 million. “Total Dollar Value” means the sum of Existing

Holders Dollar Value plus the Bailey Holders Dollar Value plus the aggregate dollar value with respect to all other acquisitions to be completed by the Company concurrently with its initial public offering (including the Subject Seller Dollar Value). “Existing Holders Dollar Value” means $40.0 million. “Bailey Holders Dollar Value” means $11.0 million. In addition, the Company will contribute to H&J a $500,000 cash payment that will be allocated towards H&J’s debt outstanding immediately concurrent to the closing of the Transaction. Twenty percent of the shares of the Company issued to Seller at the closing will be issued into escrow to cover possible indemnification obligations of Seller and post-closing adjustments under the Agreement.

If, at the one year anniversary of the closing date of the Company’s initial public offering, the product of the number of shares of the Company’s common stock issued at the closing of the Transaction multiplied by the average closing price per share of the shares of the Company’s common stock as quoted on the NasdaqCM for the thirty (30) day trading period immediately preceding such date plus Sold Buyer Shares Gross Proceeds does not exceed the sum of $9.1 million less the value of any shares of the Company’s common stock cancelled further to any indemnification claims made against Seller or post-closing adjustments under the Agreement, then the Company shall issue to Seller an additional aggregate number of shares of the Company’s common stock equal to the valuation shortfall at a per share price equal to the then closing price per share of the Company’s common stock as quoted on the NasdaqCM (the “Valuation Shortfall”).

Concurrently, the Company will cause a number of shares of the Company’s common stock or common stock equivalents held by certain of its affiliated stockholders prior to the closing of the Transaction to be cancelled in an equivalent Dollar amount as the Valuation Shortfall on a pro rata basis in proportion to the number of shares of the Company’s common stock or common stock equivalents held by each of them. “Sold Buyer Shares Gross Proceeds” means the aggregate gross proceeds received by Seller from sales of Sold Buyer Shares within the period that is one (1) year from the Closing Date. “Sold Buyer Shares” means shares of the Company’s common stock issued to Seller further to the Transaction and which are sold by Seller within the period that is one (1) year from the closing of the Transaction. The obligations of each party to consummate the transactions contemplated by the Agreement are predicate on the closing of the initial public offering on or before December 31, 2020. Should the initial public offering not occur by that date, either the Company or Seller may terminate the Agreement. There is no penalty for either party should the initial public offering not occur, and in such instance the sale becomes null and void.

We have been working with Harper & Jones to reorganize their marketing team and create targeted and return driven marketing strategies. We have also helped analyze the sales representative, customer and showroom data, which we are using to develop the brand’s growth strategies. As an example, our analysis showed that the showrooms cost $125,000 to open while generating $250,000 in store level cash flow in its first year. This 100% cash on cash return shows the opportunity to open more showrooms, but Harper & Jones does not have the cash or balance sheet to support additional store openings. We plan to use a portion of the proceeds of this offering to open additional Harper & Jones showrooms in markets where the brand already has a strong customer base.

The acquisition agreement with Harper & Jones did not occur during the current (2019 and 2020) reporting period and is contingent upon an initial public offering. According, acquisition accounting under ASC 805 has not been completed and preparation of historical financials remain in progress at the time these financial statements were available to be issued.